Risk Management - Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum Exposure		$ 13,252,607
Collateral, cash	$ 116,654
Collateral, non-cash	27,420,674
Maximum Exposure, net amounts	7,579,874
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	15,460,544	14,366,900
Collateral, non-cash	17,686,941	5,527,419
Maximum Exposure, net amounts	3,089,272
Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	7,424,712	7,257,682
Maximum Exposure, net amounts	(2,627,172)
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,798,229	2,669,763
Collateral, non-cash	2,233,046	358,039
Maximum Exposure, net amounts	308,766
Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	3,598,890
Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	27,344,699	13,143,140
Maximum Exposure, net amounts	770,866
Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	115,658
Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	75,975	109,467
Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Collateral, cash	116,654
Maximum Exposure, net amounts	3,038,303
Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	56,157
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	22,254,695	20,714,370
Maximum Exposure, net amounts			$ 24,405,987
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	14,915,343	13,882,193
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	4,797,540	4,379,710
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,541,812	2,452,467
Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		91,223
Maximum Exposure, net amounts		2,657,154
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		12,909,296
Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		198,923
Credit Risk [Member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts			28,524
Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		17,852,157
Collateral, cash		91,223
Maximum Exposure, net amounts		1,277,734	1,248,775
Credit Risk [Member] | Financial derivative contracts [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		13,692,840
Credit Risk [Member] | Financial derivative contracts [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		(2,877,972)
Credit Risk [Member] | Financial derivative contracts [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		2,094,428
Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		341,244	70,077
Credit Risk [Member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		467,806
Credit Risk [Member] | Loans and receivables from customers, net [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts			19,764,078
Credit Risk [Member] | Financial Investments Available-for-Sale [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts			2,663,478
Credit Risk [Member] | Held to Maturity Investments [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts			202,030
Credit Risk [Member] | Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts			$ 429,025
On Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	29,256,334
On Balance Sheet [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	14,915,345
On Balance Sheet [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	4,797,540
On Balance Sheet [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	2,541,812
On Balance Sheet [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	3,598,890
On Balance Sheet [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	22,254,697
On Balance Sheet [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	115,658
On Balance Sheet [member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	75,975
On Balance Sheet [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	3,154,957
On Balance Sheet [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	56,157
On Balance Sheet [member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	30,136,714	26,626,504
On Balance Sheet [member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	15,460,544	14,366,900
On Balance Sheet [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	4,876,041	4,445,827
On Balance Sheet [member] | Gross assets [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,798,229	2,669,763
On Balance Sheet [member] | Gross assets [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,598,890	2,657,154
On Balance Sheet [member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	23,134,814	21,482,490
On Balance Sheet [member] | Gross assets [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	115,682	198,923
On Balance Sheet [member] | Gross assets [member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	75,975	109,467
On Balance Sheet [member] | Gross assets [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	3,154,957	1,368,957
On Balance Sheet [member] | Gross assets [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	56,396	341,707
On Balance Sheet [member] | Gross assets [member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		467,806
On Balance Sheet [member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	880,380	768,583
On Balance Sheet [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	545,199	484,707
On Balance Sheet [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	78,501	66,117
On Balance Sheet [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	256,417	217,296
On Balance Sheet [member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	880,117	768,120
On Balance Sheet [member] | Allowances for loan losses [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	24
On Balance Sheet [member] | Allowances for loan losses [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	239	463
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		25,857,921
Maximum Exposure, net amounts		2,657,154
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		13,882,193
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		4,379,710
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		2,452,467
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		20,714,370
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		198,923
On Balance Sheet [member] | Credit Risk [Member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		109,467
On Balance Sheet [member] | Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		1,368,957
On Balance Sheet [member] | Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		341,244
On Balance Sheet [member] | Credit Risk [Member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		467,806
Off Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	5,860,868
Off Balance Sheet [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	5,860,868
Off Balance Sheet [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	5,860,868
Off Balance Sheet [member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,895,139
Off Balance Sheet [member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,895,139
Off Balance Sheet [member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,895,139
Off Balance Sheet [member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	34,271
Off Balance Sheet [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	34,271
Off Balance Sheet [member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	$ 34,271
Off Balance Sheet [member] | Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,338,066
Off Balance Sheet [member] | Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,338,066
Off Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,338,066
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,383,914
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,383,914
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		5,383,914
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		45,848
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		45,848
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure		$ 45,848